Common Control Mergers (Details 1) - USD ($)		3 Months Ended
	Jan. 01, 2017	Mar. 31, 2019
OmniSoft [Member]
Revenue	$ 250	$ 4,500
Operating expenses	(134,154)	(43,274)
Net Loss	(133,904)	(38,774)
CrowdPay [Member]
Revenue	132,205	62,621
Operating expenses	(261,860)	(42,035)
Net Loss	$ (129,655)	$ 20,586